Basis of presentation and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The functional currency of the majority of the Group's subsidiaries is the United States dollars ("USD"). The Group operates in a multi-currency environment having transactions in such currencies as the euros ("EUR"), British pounds ("GBP"), Romanian lei ("RON"), Polish zloty ("PLN"), Swiss francs ("CHF"), Russian rubles ("RUR") and others. The subsidiaries maintain their accounting records in accordance with the local or statutory requirements of the jurisdictions in which they are incorporated. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("US GAAP"). The accompanying consolidated financial statements differ from the financial statements of the subsidiaries issued for statutory purposes because they reflect certain adjustments, not recorded in the respective statutory accounting books that are appropriate to present the financial position, results of operations and cash flows.

Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly and majority owned Subsidiaries. This generally includes all companies over which the Company directly or indirectly exercises control, which generally means that the Group owns more than 50% of the voting rights in the Subsidiary. Consolidation is also required when the Company is subject to a majority of the risk of loss or is entitled to receive a majority of the residual returns or both from a variable interest entity's activities. The financial statements of the Subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Adjustments are made to conform any dissimilar material accounting policies that may exist. All intercompany accounts and transactions have been eliminated from the consolidated financial statements.

Foreign currency translation
Foreign currency translation
For the majority of the Subsidiaries, the functional currency is USD because the majority of their revenues, expenditures, debt and trade liabilities are either priced, incurred, payable or otherwise measured in USD. Transactions and balances not already measured in the functional currency have been re-measured in USD in accordance with the relevant provisions of ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in currencies different from the functional currencies are re-measured at exchange rates prevailing on the balance sheet dates:

March 31, 2018			March 31, 2017			March 31, 2016
US 1$ =	0.95333	CHF	US 1$ =	0.997	CHF	US 1$ =	0.965	CHF
US 1$ =	57.2649	RUR	US 1$ =	56.3779	RUR	US 1$ =	67.6076	RUR
US 1$ =	26.241	UAH	US 1$ =	27.015	UAH	US 1$ =	26.2181	UAH
US 1$ =	0.8113	EUR	US 1$ =	0.93	EUR	US 1$ =	0.88	EUR
US 1$ =	3.7729	RON	US 1$ =	4.244	RON	US 1$ =	3.9349	RON
US 1$ =	0.713399	GBP	US 1$ =	0.8053	GBP	US 1$ =	0.69	GBP
US 1$ =	3.40665	PLN	US 1$ =	3.946	PLN	US 1$ =	3.759	PLN

Non-monetary assets and liabilities, capital, revenues and costs are re-measured at historical exchange rates prevailing on the relevant transaction dates. Gains and losses on foreign currency transactions are charged or credited to operations.
The Group uses the U.S. dollar as its reporting currency. Therefore, the financial statements of the Subsidiaries that use a functional currency other than USD are translated into USD in accordance with ASC 830 using the current rate method. Assets and liabilities are translated at the rate of exchange prevailing at the balance sheet dates. Shareholders' equity is translated at the applicable historical rate. Revenue and expenses are translated at the monthly average rates of exchange. Translation gains and losses are included in accumulated other comprehensive income.

Comprehensive income
Comprehensive income
ASC 220 Comprehensive Income, requires the reporting of comprehensive income in addition to net income. Comprehensive income is defined as the change in equity of a business enterprise during a period from non-owner sources. Comprehensive income consists of foreign currency translation adjustments; effective portion of gains and losses on forward contracts that are designated as, and qualify as, cash flow hedges in accordance with ASC Subtopic No. 815-20, Hedging—General; and adjustments to record changes in the funded status of the Group's defined benefit pension plan in accordance with ASC Subtopic No. 715-30, Defined Benefit Plans—Pension.

Cash and cash equivalents	Cash and cash equivalents The Group considers all highly liquid investments with a maturity of 90 days or less from the time of purchase to be cash equivalents.
Restricted cash
Restricted cash
Restricted cash is represented by deposits on escrow accounts, related to new businesses acquisitions. As of March 31, 2018, the Group had $2,845 as restricted cash, and $5,399 as of March 31, 2017.

Accounts receivable, net
Accounts receivable, net
Accounts receivable are non-interest bearing and shown at their net realizable value, which approximates their fair value. Allowances for doubtful accounts are made for specific accounts in which collectability is doubtful, the Group does not make any general allowance based on the aging of accounts receivable.
Recoveries of losses from accounts receivable written-off in prior years are presented within income from operations in the Group's consolidated statements of comprehensive income.

Work-in-progress
Work-in-progress
Work-in-progress includes costs related to uncompleted contract stages. Costs include direct costs such as professional compensation (payroll and related benefits), subcontracting, travel, materials and other items.

Property and equipment
Property and equipment
Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method.

Goodwill and Long-lived intangible assets
Goodwill and Long-lived intangible assets
Goodwill represents an excess of the cost of business acquired over the fair value of identifiable net assets at the date of acquisition. Intangible assets, principally software and acquired contract-based customer relationships, software and brands are amortized on a straight-line basis over their estimated useful lives, on average 5 to 10 years. The Group does not have any intangible assets with indefinite useful lives.
Goodwill and Long-lived intangible assets are reviewed for impairment annually or whenever it is determined that one or more impairment indicators exist. Upon such review, the Group considers the following factors: under-performance of the reporting unit or significant changes in its projected results; changes in the manner of utilization of an asset; severe and sustained declines in the traded price of the Company's common stock that are not attributable to factors other than the underlying value of its assets; negative market conditions or economic trends; changes in technology; new legislation, and other factors. The Group determines whether impairment has occurred by assigning goodwill to the reporting unit identified in accordance with ASC 350 Intangibles—Goodwill and Other, and comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If an impairment of goodwill has occurred, the Group recognizes a loss for the difference between the carrying amount and the implied fair value of goodwill.
The Group has one major reporting unit Luxoft Integrated and several reporting units corresponding to certain newly acquired entities which have not yet been integrated into the Group's common processes and systems. These entities are considered businesses as defined by ASC 805 for which discrete financial information is available and management regularly reviews their operating results.
See also Impairment of Long lived assets and Note 7, Impairment loss, below.

Software costs
Software costs
Under the provisions of ASC 350 Intangibles—Goodwill and Other, the Group capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and the Group's management has authorized further funding of the project which it deems probable to be completed and used to perform the function intended. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose.

Research and development costs	Research and development costs Research and development costs are expensed as incurred.
Impairment of Long-lived assets
Impairment of Long-lived assets
In accordance with ASC 360 Property, Plant, and Equipment, and ASC 205 Presentation of Financial Statements, long-lived assets to be held and used by the Group, including intangible assets that are subject to amortization are reviewed to determine whether an event or change in circumstances indicates that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Group bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. When such impairment indicators are present or other factors exist that indicate that the carrying amount of these of an undiscounted cash flow analysis of assets at the lowest level for which identifiable cash flows exist. If impairment has occurred, the Group recognizes a loss for the difference between the carrying amount and the fair value of the asset. The fair value of the asset is measured using discounted cash flow analysis or other valuation techniques.

Income taxes
Income taxes
The Group computes and records income tax expense in accordance with ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities at each reporting date, and are measured using the enacted tax rates and laws that will be in effect when differences are expected to reverse.
ASC 740 Income Taxes, clarifies the accounting for uncertainty in income taxes. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Group believes that its recognized income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. However, the Group cannot predict with certainty the interpretations or positions that tax authorities may take regarding specific tax returns filed by the Group.

Revenue recognition
Revenue recognition
The Group generates revenues primarily from software development services, including in such areas of competence as (a) custom software development and support, (b) product engineering and testing and (c) technology consulting. The Group recognizes revenues when realized or realizable and earned, which is when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.
The Group recognizes sales from time-and-material contracts as services are performed, based on actual hours and applicable billing rates, using the proportional performance method, with the corresponding cost of providing those services reflected as cost of sales. The majority of such sales are billed on a monthly basis whereby actual time is charged directly to the client at negotiated hourly billing rates.
The Group recognizes sales from fixed price contracts based on the proportional performance method, during the period in which amounts become billable in accordance with the terms of the Group's contracts. Services under fixed price contracts are delivered in stages. Revenues recognized for completed stages are generally representative of the percentage of completion of the entire contract, as they are based on hours incurred compared to the total hours estimated for the completion of the entire contract. Costs related to completed stages are expensed as incurred, while those related to uncompleted stages are recorded in work-in-progress on the balance sheet. In instances where final acceptance is specified by the client, sales are deferred until all acceptance criteria have been met. In the absence of a sufficient basis to measure progress towards completion, sales are recognized upon receipt of final acceptance from the client.
Revenue is stated net of any value-added taxes ("VAT") or other similar indirect taxes charged to clients.
The Group enters into multiple elements arrangements with the customers that purchase license and further maintenance and support. The Group accounts for these revenues in accordance with guidance of ASC 605-25, Revenue recognition—multiple elements arrangements. The selling price of each element is based on vendor specific objective evidence ("VSOE") if available or estimated selling price. The estimation of selling price is made through consultation with and approval by the Group's management, taking into consideration the Group's pricing model and go-to-market strategy. Some of the software arrangements include consulting implementation services sold. Consulting revenues from these arrangements are generally accounted for separately from new software licenses revenues because the arrangements qualify as services transactions as defined in ASC 985-605, Revenue recognition—Software. The more significant factors considered in determining whether the revenues should be accounted for separately include the nature of services (i.e., consideration of whether the services are essential to the functionality of the licensed product), degree of risk, availability of services from other vendors, timing of payments and impact of milestones or acceptance criteria on the realizability of the software license fee. Revenues for consulting services are generally recognized as the services are performed.
For multiple element arrangements under time-and-material contracts, revenue is recognized as services are performed for each deliverable. For arrangements under fixed-price contracts, software development revenue is recognized upon delivery of development services under the proportional performance method, as described above and for support services—on a straight-line basis over the support period, which is generally from 6 months to a year.
2. Basis of presentation and significant accounting policies (Continued)
The Group reports gross reimbursable travel and "out-of-pocket" expenses incurred as both sales and cost of sales in the consolidated statements of operations.

Warranty Costs
Warranty Costs
In most contracts the Group warrants that the technology solutions it developed for its clients would operate in accordance with the project specifications without defects for a specified warranty period. In the event that defects that the Group is held responsible for are discovered during the warranty period, the Group is obligated to remedy the defects.
The Group provides for the estimated cost of warranties at the time the related revenue is recognized based on historical and projected warranty claim rates, historical and projected cost-per-claim and knowledge of specific product failures that are outside of the Group's typical experience. The Group has never incurred any material amounts with respect to the warranties for its solutions. Each quarter, the Group re-evaluates these estimates to assess the adequacy of its recorded warranty liabilities considering the size of the installed base of products subject to warranty protection and adjusts the amounts as necessary. If actual product failure rates or repair costs differ from estimates, revisions to the estimated warranty liabilities would be required and could materially affect the Group's results of operations.

Cash Flow
Cash Flow
The Group utilizes invoice discounting and receivable purchase facilities as a source of short-term borrowings. The volume of such borrowings decreased significantly since the year ended March 31, 2017 as the Group changed the presentation for the year ended March 31, 2016 and 2017. Due to the fact that all short-term borrowings of the Group have quick turnover and short maturities the Group chooses, in accordance with ASC 230-10-45-8, Statement of Cash Flows—Other Presentation Matters, to present only net changes during the period in the Statement of Cash Flows, because the knowledge of the gross cash receipts and payments related to them is believed to be not necessary to understand the Group's financing activities.

Government Grants
Government Grants
The Group participates in government grants programs in several countries. Due to the absence of authoritative regulations for government grants in U.S. GAAP, the Group refers to IAS 20 guidance as to a non-authoritative source. The company evaluates a received grant as related to expenses or losses already incurred and recognizes it in profit or loss of the period in which the grant becomes receivable.

Business combinations
Business combinations
The Group accounts for its business acquisitions under the purchase method. The total cost of an acquisition is allocated to the underlying assets, including intangible assets acquired, and liabilities assumed based on their respective estimated fair values. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, intangible and other asset lives and market multiples, among other items. The results of operations of acquired companies are included in the consolidated financial statements from the date of acquisition. After control is obtained, changes in ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions.
2. Basis of presentation and significant accounting policies (Continued)
Acquisition-related costs are costs the Group incurs to effect a business combination. Those costs include advisory, legal, accounting, valuation, and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The Group accounts for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received.

Advertising
Advertising
The Group expenses the cost of advertising as incurred. Advertising expenses for the years ended March 31, 2018, 2017 and 2016 were $2,881, $3,316 and $2,942 respectively, and are classified as selling expenses.

Social contributions
Social contributions
The Group contributes to various government pension and social funds in accordance with the legislation applicable to each of the subsidiaries. The employer's part of these contributions amounted to approximately, $56,881, $42,824 and $31,284 for the years ended March 31, 2018, 2017 and 2016, respectively, and was expensed as incurred.
The majority of social contributions are made by subsidiaries in Poland, United States, Romania and Russia where social contributions charges is a mandatory tax consisting of contributions paid by employers at their own expense and on behalf of employees to the relevant pension, social security, medical and other similar funds. In most countries, where subsidiaries of the Company are located, the social contributions tax rate varies depending on employee's annual compensation and maximum taxable amount of annual or monthly compensation.

Derivative financial instruments
Derivative financial instruments
To protect itself from possible changes related to forecasted transactions denominated in currencies different from U.S. dollars, the Group uses forward currency exchange contracts. In accordance with ASC 815 Derivatives and Hedging, the Group recognizes all derivative financial instruments, such as foreign exchange contracts at fair value. Estimates of fair value were determined in accordance with ASC 820 Fair Value Measurements.
Due to increased volume of hedged transactions and extended periods of foreign exchange contracts there is a risk of significant fluctuations of fair values of derivatives, affecting the Company's Statement of Comprehensive income. In order to reduce such fluctuations, the Group started to apply hedge accounting to forward contracts offsetting its forecasted transactions denominated in euro and British pounds in accordance with the guidance of ASC 815-30, Cash Flow Hedges. The forward contracts are designed so that the critical terms of the hedging instrument and of the hedged forecasted transaction are the same, therefore there is no ineffectiveness to be recognized in earnings, and the Group recognizes all gain or loss on a derivative instrument designated as a cash flow hedge in other comprehensive income. Amounts in accumulated other comprehensive income are reclassified into earnings in the same period when the hedged forecasted transaction affects earnings, i.e. when a forecasted sale actually occurs or an expense is incurred. Gains or losses related to hedge of forecasted sales are recognized in Sales of services, and those attributable to forecasted expense are recognized in Cost of services.
2. Basis of presentation and significant accounting policies (Continued)
Forward contracts concluded before January 2016 were not designated as cash flow hedge at inception and did not qualify for hedge accounting as defined by ASC 815. Gain or loss on revaluation of these contracts is recognized directly in earnings as gain or loss from foreign currency exchange contract.
In October 2016, as the euro started to depreciate against the US dollar, the Group decided to early close some of its forward euro contracts with maturity dates in 6 months or more. In accordance with ASC 815-30-40-1 and 40-2, the Group calculated the fair value of these contracts and recognized the result of the valuation in accumulated other comprehensive income. All further changes in the fair value of de-designated hedges were recognized directly in earnings in the period of revaluation. In order to lock the speculation gain achieved by the early closing, in November 2016, the Group entered into reverse contracts, i.e. to buy euros for US dollars. The new contracts matched those de-designated both in the amounts and maturity dates, resulting in early fixing of the results of the deals. The result of matching the pairs of forward contracts in amount of $941 was recognized in earnings for the year ended March 31, 2017.

Concentration of credit risk
Concentration of credit risk
The concentrations of credit risk associated with trade and other receivables are mitigated by ongoing procedures to monitor the creditworthiness of customers and other debtors.

Use of estimates in preparation of financial statements
Use of estimates in preparation of financial statements
The preparation of these consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect amounts in the financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments
Fair value of financial instruments
The fair value of financial instruments, including cash and cash equivalents, short-term borrowings, which are included in current assets and liabilities, accounts receivable and accounts payable approximate the carrying value of these items due to the short-term maturities of such instruments.

Fair value measurement and Intangible Assets Impairment Tests
The Group's policy is to recognize transfers to and out of Level 3 as of the date of change in circumstances that caused the transfer. During the year ended March 31, 2018, only contingent liabilities were transferred out of Level 3 due to resolution of contingencies in deferred considerations payable for business acquisitions and acquisitions of software. No transfer between Level 1 and Level 2 of the fair value hierarchy occurred during the period.
Fair value measurement and Intangible Assets Impairment Tests
The Group follows the provisions of ASC 820 Fair Value Measurements and Disclosures, and considers the following three levels of inputs to measure the fair value:
Level 1: Quoted prices for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are non-active; inputs other than quoted prices that are observable and derived from or corroborated by observable market data.
The Group classifies its derivative assets and liabilities as Level 2. The fair value of foreign currency forward and option contracts are based on internally developed valuation models that discount cash flows resulting from the differential between the contractual foreign currency exchange rate and the reporting date market-based forward foreign currency exchange rate for a similar instrument.
The Group classifies its defined benefit pension assets as Level 2. The fair value of defined benefit pension assets is determined by multiplying the savings accounts with the coverage ratio of the pension foundation adjusted by current accounts.
Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable.
The Group used Level 3 inputs when determining the fair value of contingent payable for business acquisitions (Note 3); contingent payable for software acquisition (Note 9); reportable unit for the purposes of determining goodwill impairment; intangible assets for the purposes of determining their impairment (see Note 7), and the value of shares issued under the stock option plans of the Company (Note 18).
In determining the estimated fair values of the reporting units and intangible assets, the Group employed a Discounted Cash Flow ("DCF") analysis. Determining estimated fair values requires the application of significant judgment.
The basis for the Group's cash flow assumptions includes attributable forecasted revenue, operating costs and other relevant factors, including estimated capital expenditures. Assumptions under this method have been adjusted to reflect increased risk due to current economic volatility. In addition to that, the Group has to estimate the applicable discount rate and the terminal growth rates, where applicable. The significant unobservable inputs used in the fair value estimations are as following:

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Cost of capital: The cost of capital reflects the return a hypothetical market participant would require for a long-term investment in an asset and can be viewed as a proxy for the risk of that asset. Changes in the financial markets, such as an increase in interest rates or an increase in the expected required return on equity by market participants within the industry, could increase the discount rate, thus decreasing the fair value of the assets. The cost of capital used by the Group in its analysis ranged from 14.0% to 16.0% based on the level of risk related to each particular asset or reporting unit.

2. Basis of presentation and significant accounting policies (Continued)

•	Cost of debt: The cost of debt reflects the effective rate paid for use of current debt facilities. The cost of debt used by the Group in its analysis ranged from 2.0% to 4.2%.

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Short- and medium-term growth rates: Short- and medium-term growth rates reflect the level of economic growth in each of the Group's markets from the last forecasted period. These assumptions are inherently uncertain and are subject to management discretion based on reasonable market expectations and the company's performance.

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Forecasted operating costs: The level of cash flow generated by each operation is ultimately governed by the extent to which the Group manages the relationship between revenues and costs. The Group forecasts the level of operating costs by reference to (a) the historical absolute and relative levels of costs the Group has incurred in generating revenue, (b) the operating strategy of each business, (c) specific forecasted operating costs to be incurred and (d) expectations as to what these costs would be for an average market participant. The Group's estimates of forecasted operating costs are developed from a number of external sources, in combination with a process of on-going consultation with operational management.

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Forecasted capital expenditure: The size and phasing of capital expenditure, both recurring expenditure to replace retired assets and investments in new projects, has a significant impact on cash flows. The Group forecasts the level of future capital expenditure based on current strategies and specific forecast costs to be incurred, as well as expectations of what these costs would be like for an average market participant. The Group's estimate of forecasted capital expenditure is developed from a number of external sources, in combination with a process of on-going consultation with operational management.

The most significant unobservable input used in the valuation of contingent payable is discount rate. Cost of debt is applied when the certainty of future payments is higher and cost of capital is applied where the certainty of future payments is lower.

Share-based compensation
Share-based compensation
The Group accounts for stock-based compensation plans in accordance with ASC 718 Compensation—Stock Compensation. Under ASC 718, companies must calculate and record the cost of equity instruments, such as stock options or restricted stock, awarded to employees for services received in their consolidated statements of comprehensive income. The cost of the equity instruments is measured based on the fair value of the instruments on the date they are granted (with certain exceptions) and is required to be recognized over the period during which the employee is required to provide services in exchange for the equity instruments (see Note 18). The Group accounts for forfeitures by estimating the forfeiture rate.
The Group recognizes compensation cost for an award with service conditions on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements
Recent accounting pronouncements
With the exception of the below, there have been no recent accounting pronouncements or changes in accounting pronouncements during year ended March 31, 2018 that are of significance, or potential significance, to the Company's consolidated financial statements:
In May 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018-06, Codification Improvements to Topic 942, Financial Services—Depository and Lending. The amendments in this Update supersede the guidance in Subtopic 942-740, Financial Services—Depository and Lending—Income Taxes, that is related to Circular 202 because that guidance has been rescinded by the Office of the Comptroller of the Currency (OCC) and no longer is relevant. The amendments in this Update are effective upon issuance of this Update. The ASU did not have any material effect on the Company’s consolidated financial statements.
In March 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018-05 to amend SEC paragraphs in ASC 740, Income Taxes, to reflect SAB 118, which provides guidance for companies that are not able to complete their accounting for the income tax effects of the Tax Cuts and Jobs Act in the period of enactment. The ASU did not have any material effect on the Company’s consolidated financial statements.
In February 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income. The ASU allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. In addition, under the ASU, an entity will be required to provide certain disclosures regarding stranded tax effects. The update will be effective for the Group starting April 1, 2019, and is not expected to have a material effect on the consolidated financial statements.
In January 2018, the FASB has issued Accounting Standards Update (ASU) No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842. The ASU provides “an optional transition practical expedient to not evaluate under Topic 842 land easements that exist or expired before the entity’s adoption of Topic 842 and that were not previously accounted for as leases under Topic 840.” In addition, the ASU clarifies that a “new or modified land easement should be assessed prospectively under Topic 842 to determine whether it is or contains a lease.
In August 2017, the FASB issued ASU 2017-12-Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The ASU amends ASC 815 to "better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results." The Group is currently assessing the impact the new guidance will have on its consolidated financial statements and/or related disclosures.
In July 2017, the FASB issued ASU 2017-11-Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The ASU will (1) change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features and (2) improve the readability of ASC 480-10 by replacing the indefinite deferral of certain pending content with scope exceptions. The ASU did not have any material effect on the Company’s consolidated financial statements.
2. Basis of presentation and significant accounting policies (Continued)
In May 2017, the FASB issued ASU 2017-10-Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services (a consensus of the FASB Emerging Issues Task Force). The amendments in this Update apply to the accounting by operating entities for service concession arrangements within the scope of Topic 853. The ASU did not have any material effect on the Company’s consolidated financial statements.
In May, 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements, provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. The ASU did not have any material effect on the Company’s consolidated financial statements.
In March, 2017, the FASB issued ASU 2017-07-Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. The amendments in this Update require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost as defined in paragraphs 715-30-35-4 and 715-60-35-9 are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented.
If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed.
In January 2017, the FASB issued ASU 2017-4, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The amendments in this Update modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. The amendments will be effective for the Group for the fiscal year beginning April 1, 2020, and are not expected to have a material effect on the consolidated financial statements.
In January 2017, the FASB issued ASU 2017-1, Business Combinations (Topic 805): Clarifying the Definition of a Business. The amendments in this update provide guidance on evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The ASU amends ASC 805 to "provide a more robust framework to use in determining when a set of assets and activities is a business." In addition, the amendments "provide more consistency in applying the guidance, reduce the costs of application, and make the definition of a business more operable." The update will be effective for the Group starting April 1, 2018, and is not expected to have a material effect on the consolidated financial statements.
In August 2016, the FASB issued Accounting Standards Update 2016-15—Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The Group adopted the amendments of this update from April 1, 2016. The ASU did not have any material effect on the Company's consolidated financial statements.
In March 2016, the FASB issued Accounting Standards Update 2016-9, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update simplify the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, and classification on the statement of cash flows. The Group adopted the amendment for the fiscal year beginning April 1, 2016. The amendment resulted in recognition of $1,411 excess tax benefit in the previous year's earnings—see Note 15 Income Tax below.
2. Basis of presentation and significant accounting policies (Continued)
In February 2016, the FASB issued Accounting Standards Update 2016-2, "Leases (Topic 842)". The purpose of this update is to increase transparency and comparability among organizations by requiring the recognition of lease assets and lease liabilities on the balance sheet. Most prominent among the amendments is the recognition of assets and liabilities by lessees for those leases classified as operating leases under previous U.S. GAAP. Under the new standard, disclosures are required to meet the objective of enabling users of financial statements to assess the amount, timing, and uncertainty of cash flows arising from leases. The amendment is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within those fiscal years. The Group is currently evaluating the impact of this accounting update on its consolidated financial statements.
In November 2015, the FASB issued Accounting Standards Update 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes", which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position to simplify disclosure. The Group adopted the new standard from April 1, 2016, and, as a result of the implementation of this standard, changed the presentation of the prior year's deferred tax current assets and liabilities to noncurrent.
In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments". The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The update eliminates the current requirement to retrospectively adjust provisional amounts recognized at the acquisition date. The amendment is effective for the Group beginning April 1, 2016. The implementation of this standard did not have a material effect on the Group's consolidated financial statements.
Revenue from Contracts with Customers (Topic 606)
In May 2014, the FASB issued Accounting Standards Update 2014-9, "Revenue from Contracts with Customers" ("ASU 2014-9"). ASU 2014-9 and further issued Accounting Standards Updates to Topic 606(2) will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services.
The Group has completed its analysis of ASC 606 requirements and their impact on existing policies, processes, IT systems and internal control environment.
The Group will adopt ASC 606 starting 1 April, 2018 using the modified retrospective approach by applying the new guidance to contracts that were not completed at the date of initial application. The Group does not expect a significant change in the timing or pattern of revenue recognition upon the adoption of ASC 606. For time-and-materials contracts the Group generally expects to recognize revenue as services are performed under the practical expedient in ASC 606-10-55-18, which is consistent with the Group’s current policy. For fixed price contracts the Group generally expects to recognize revenue over time using an appropriate progress measure of performance obligation satisfaction, which is consistent with the Group’s current proportional performance method. For royalty-based contracts the Group expects to recognize revenue when subsequent sale or usage occurs, which is consistent with the Group’s current policy. For licenses of intellectual property the Group expects to recognize revenue over the license period or at the beginning of the license period depending on whether a right to access or a right to use is granted to a customer, which is consistent with the Group’s current policy.
The Group is planning to align its processes of collecting, analyzing and concluding on customer contracts with ASC 606 model and its disclosure requirements. In order to achieve this certain changes to existing IT systems will be made to enable the Group to capture the key features of contracts with customers and to prepare the required disclosures. Starting April 1, 2018 the Group will implement additional internal controls over the process of collecting, analyzing and concluding on contracts with customers that fall within the scope of ASC 606 as well as internal controls over preparation of disclosures. As of March 31, 2018 the Group implemented additional internal controls over the process of adopting ASC 606 and preparing the respective transitional disclosure.